SCHEDULE IV - REINSURANCE	12 Months Ended
Dec. 31, 2011
SCHEDULE IV - REINSURANCE
SCHEDULE IV - REINSURANCE

SCHEDULE IV—REINSURANCE
PROTECTIVE LIFE CORPORATION AND SUBSIDIARIES

	Gross Amount	Ceded to Other Companies	Assumed from Other Companies	Net Amount		Percentage of Amount Assumed to Net
	(Dollars In Thousands)
For The Year Ended December 31, 2011:
Life insurance in-force	$728,670,260	$469,530,487	$32,812,882	$291,952,655		11.2%

Premiums and policy fees:
Life insurance	2,245,320	1,278,232	248,468	1,215,556	(1)	20.4
Accident/health insurance	43,200	14,456	21,719	50,463		43.0
Property and liability insurance	235,160	101,987	6,273	139,446		4.5

Total	$2,523,680	$1,394,675	$276,460	$1,405,465

For The Year Ended December 31, 2010:
Life insurance in-force	$753,518,782	$495,056,077	$18,799,243	$277,261,948		6.8%

Premiums and policy fees:
Life insurance	2,153,278	1,284,428	166,606	1,035,456	(1)	16.1
Accident/health insurance	49,563	17,137	63	32,489		0.2
Property and liability insurance	248,778	106,775	7,106	149,109		4.8

Total	$2,451,619	$1,408,340	$173,775	$1,217,054

For The Year Ended December 31, 2009:
Life insurance in-force	$755,263,432	$515,136,471	$19,826,424	$259,953,385		7.6%

Premiums and policy fees:
Life insurance	2,145,457	1,317,933	97,450	924,974	(1)	10.5
Accident/health insurance	25,897	24,216	2,482	4,163		59.6
Property and liability insurance	337,450	184,904	80,963	233,509		34.7

Total	$2,508,804	$1,527,053	$180,895	$1,162,646

(1)
Includes annuity policy fees of $74.9 million, $43.4 million, and $34.9 million for the years ended December 31, 2011, 2010, and 2009, respectively.